Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$36	0.73%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 9,163,270,865
Holdings Count | $ / shares	1,681
Advisory Fees Paid, Amount	$ 25,643,582
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.98%
Weighted Average Life	11.86 years
Distribution Yield	4.32%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
[2],[3]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class A
Trading Symbol	PTAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.99%
[4]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 9,163,270,865
Holdings Count | $ / shares	1,681
Advisory Fees Paid, Amount	$ 25,643,582
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	5.60%
30-Day SEC Yield Unsubsidized	5.60%
Weighted Average Life	11.86 years
Distribution Yield	3.96%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
[5],[6]
Updated Prospectus Web Address	https://ptam.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class C
Trading Symbol	PTCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$86	1.73%
[7]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%
Net Assets	$ 9,163,270,865
Holdings Count | $ / shares	1,681
Advisory Fees Paid, Amount	$ 25,643,582
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$9,163,270,865
Number of Holdings	1,681
Net Advisory Fee	$25,643,582
Portfolio Turnover	13%
Average Credit Quality	A+
Effective Duration	6.50 years
30-Day SEC Yield	4.99%
30-Day SEC Yield Unsubsidized	4.99%
Weighted Average Life	11.86 years
Distribution Yield	3.23%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Notes/Bonds	6.3%
United States Treasury Strip Principal	5.9%
Freddie Mac Multifamily Structured Pass Through Certificates	4.2%
Benchmark Mortgage Trust	2.5%
Wells Fargo Commercial Mortgage Trust	2.4%
BBCMS Trust	2.3%
Westlake Automobile Receivables Trust	2.0%
BANK	1.9%
GLS Auto Receivables Trust	1.9%
Santander Consumer USA Holdings, Inc.	1.7%

Top Sectors
Mortgage Securities	26.7%
Asset Backed Securities	21.6%
US Municipal	21.6%
Government	12.1%
Financials*	6.3%
Consumer Discretionary*	4.6%
Healthcare*	2.5%
Industrials*	1.5%
Information Technology*	0.6%
Cash & Other	2.5%

Credit Breakdown**
AAA	38.8%
AA	25.6%
A	13.9%
BBB	10.5%
BB	5.8%
B	1.0%
CCC	0.9%
CC	0.0%
C	0.5%
D	0.0%
Not Rated	3.0%
[8],[9]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.49%
[10]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 726,593,236
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 1,447,532
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$726,593,236
Number of Holdings	241
Net Advisory Fee	$1,447,532
Portfolio Turnover	24%
Average Credit Quality	AA-
Effective Duration	7.90 years
30-Day SEC Yield	4.22%
30-Day SEC Yield Unsubsidized	4.22%
Weighted Average Life	9.68 years
Distribution Yield	3.69%

Holdings [Text Block]

Top 10 Issuers
First American Government Obligations Fund	5.3%
Freddie Mac Multifamily ML Certificates	4.7%
Poway Unified School District	2.1%
San Diego Unified School District	2.1%
Denver City & County School District No. 1	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	1.9%
University of North Carolina at Chapel Hill	1.9%
Southeast Energy Authority A Cooperative District	1.7%
City of San Antonio, TX Electric & Gas Systems Revenue	1.7%

Top Sectors
US Municipal	94.9%
Mortgage Securities	0.6%
Financials*	0.4%
Consumer Discretionary*	0.2%
Cash & Other	3.9%

Credit Breakdown**
AAA	20.5%
AA	55.9%
A	15.1%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.7%
[11],[12]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Class A
Trading Symbol	PTRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.74%
[13]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 726,593,236
Holdings Count | $ / shares	241
Advisory Fees Paid, Amount	$ 1,447,532
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$726,593,236
Number of Holdings	241
Net Advisory Fee	$1,447,532
Portfolio Turnover	24%
Average Credit Quality	AA-
Effective Duration	7.90 years
30-Day SEC Yield	3.88%
30-Day SEC Yield Unsubsidized	3.88%
Weighted Average Life	9.68 years
Distribution Yield	3.27%

Holdings [Text Block]

Top 10 Issuers
First American Government Obligations Fund	5.3%
Freddie Mac Multifamily ML Certificates	4.7%
Poway Unified School District	2.1%
San Diego Unified School District	2.1%
Denver City & County School District No. 1	2.1%
Greater Clark Building Corp.	2.1%
City & County of Denver, CO Airport System Revenue	1.9%
University of North Carolina at Chapel Hill	1.9%
Southeast Energy Authority A Cooperative District	1.7%
City of San Antonio, TX Electric & Gas Systems Revenue	1.7%

Top Sectors
US Municipal	94.9%
Mortgage Securities	0.6%
Financials*	0.4%
Consumer Discretionary*	0.2%
Cash & Other	3.9%

Credit Breakdown**
AAA	20.5%
AA	55.9%
A	15.1%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.7%
[14],[15]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Multisector Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%
[16]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 250,927,654
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 675,789
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$250,927,654
Number of Holdings	201
Net Advisory Fee	$675,789
Portfolio Turnover	7%
Average Credit Quality	BBB+
Effective Duration	4.32 years
30-Day SEC Yield	5.77%
30-Day SEC Yield Unsubsidized	5.77%
Weighted Average Life	9.13 years
Distribution Yield	5.47%

Holdings [Text Block]

Top 10 Issuers
First American Government Obligations Fund	14.3%
United States Treasury Bill	8.0%
United States Treasury Notes/Bonds	6.0%
Wells Fargo Commercial Mortgage Trust	2.8%
BANK	2.6%
BBCMS Trust	2.6%
United States Treasury Strip Principal	2.3%
Freddie Mac Multifamily Structured Pass Through Certificates	2.3%
ARES CLO	1.9%
Morgan Stanley Capital I, Inc.	1.9%

Top Sectors
Mortgage Securities	22.6%
Asset Backed Securities	16.2%
Consumer Discretionary*	11.3%
Financials*	10.5%
Government	8.3%
US Municipal	7.5%
Industrials*	4.8%
Healthcare*	2.5%
Materials*	1.9%
Cash & Other	14.4%

Credit Breakdown**
AAA	27.9%
AA	5.8%
A	9.7%
BBB	24.0%
BB	23.0%
B	4.8%
CCC	0.9%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	3.9%
[17],[18]
Updated Prospectus Web Address	https://ptam.com/resources/
Performance Trust Short Term Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Performance Trust Short Term Bond ETF
Class Name	Performance Trust Short Term Bond ETF
Trading Symbol	STBF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Performance Trust Short Term Bond ETF	$33	0.65%
[19]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 14,734,764
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 43,526
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,734,764
Number of Holdings	64
Net Advisory Fee	$43,526
Portfolio Turnover	23%
Average Credit Quality	A+
Effective Duration	2.65 years
30-Day SEC Yield	8.29%
30-Day SEC Yield Unsubsidized	8.29%
Weighted Average Life	4.75 years

Holdings [Text Block]

Top 10 Issuers
Freddie Mac Multifamily Structured Pass Through Certificates	9.9%
BANK5	9.5%
United States Treasury Notes/Bonds	5.2%
Computershare Corporate Trust	4.6%
Westlake Automobile Receivables Trust	4.5%
GLS Auto Receivables Trust	3.4%
ARES CLO	3.4%
United States Treasury Strip Principal	3.3%
Madison Park Funding Ltd.	3.2%
Santander Consumer USA Holdings, Inc.	3.1%

Top Sectors
Asset Backed Securities	40.3%
Mortgage Securities	36.1%
Government	8.5%
Financials*	5.4%
Industrials*	3.3%
Healthcare*	2.5%
US Municipal	1.7%
Communications*	1.3%
Cash & Other	0.9%

Credit Breakdown**
AAA	39.8%
AA	22.2%
A	10.6%
BBB	16.9%
BB	7.3%
B	1.7%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	1.6%
[20],[21]
Updated Prospectus Web Address	https://ptam.com/resources/

[1]
*	Annualized

[2]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized

[8]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
*	Annualized

[14]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Annualized

[17]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[18]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
*	Annualized

[20]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[21]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.